Interest income and expense	9 Months Ended
Jul. 31, 2019
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Interest income and expense

Note 14.    Interest income and expense

The table below provides the consolidated interest income and expense by accounting categories.

					For the three months ended				For the nine months ended
$ millions		2019 Jul. 31		2019 Apr. 30		2018 Jul. 31		2019 Jul. 31		2018 Jul. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$4,540	$2,504	$4,337	$2,476	$3,940	$1,906	$13,310	$7,431	$11,143	$5,026
Debt securities measured at FVOCI (1)	241	n/a	236	n/a	207	n/a	714	n/a	525	n/a
Other(2)	490	73	452	89	409	73	1,396	239	1,101	217
Total	$5,271	$2,577	$5,025	$2,565	$4,556	$1,979	$15,420	$7,670	$12,769	$5,243
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.